Interest-Bearing Loans and Borrowings - Additional Information (Detail) $ in Millions, € in Billions	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	[1],[2]	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Commercial papers	$ 3,100			$ 16,000
Commercial papers authorized amount				5,000	€ 3.0
Payments of dividends	1,219	$ 2,389
Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of revolving credit facility	9,000
AB InBevs Asia Pacific [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from issuing shares	(10,800)
Payments of dividends	12,000
Ambev [member]
Disclosure of detailed information about borrowings [line items]
Net increased decreased debt	87,400			95,500
Payment of interests and taxes	(3,400)
Impact of changes in foreign exchange rates	(100)
Settlement of derivatives	500
AB inBev [member]
Disclosure of detailed information about borrowings [line items]
Current and non-current interest-bearing loans and borrowings	$ 1,125,000			$ 1,030,000

[1]	The unaudited condensed consolidated interim statement of cash flows for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.
[2]	The unaudited condensed consolidated interim statement of cash flows for the six-month period ended 30 June 2020 has been presented to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. The unaudited condensed consolidated interim statement of cash flows for the six-month period ended 30 June 2019 has been restated to reflect this change in presentation.